UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund Schedule of Investments December 31, 2005
	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (3.2%)

Agency Bonds and Notes (2.9%)
† Federal Home Loan Bank
3.375%, 9/14/2007	60,000	58,715
4.375%, 3/17/2010	80,000	78,922
† Federal Home Loan Mortgage Corp.
7.000%, 3/15/2010	64,000	69,443
4.500%, 1/15/2015	40,000	39,205
† Federal National Mortgage Assn
7.125%, 6/15/2010	33,000	36,095
† Financing Corp.
10.700%, 10/6/2017	2,755	4,156
9.650%, 11/2/2018	4,090	5,892
8.600%, 9/26/2019	3,330	4,521
Private Export Funding Corp.
(U.S. Government Guaranteed)
4.550%, 5/15/2015	6,065	5,954
4.950%, 11/15/2015	13,350	13,460
† Tennessee Valley Auth
4.375%, 6/15/2015	35,000	33,898

		350,261

Mortgage-Backed Securities (0.3%)
Non-Conventional Mortgage-Backed Securities (0.3%)
Federal National Mortgage Assn
(1) 6.085%, 10/1/2008	6,951	7,062
(1) 6.150%, 4/1/2009	4,933	5,060
(1) 6.195%, 10/1/2008	6,174	6,288
(1) 6.320%, 6/1/2009	6,665	6,839
(1) 6.590%, 11/1/2007	869	879
(1) 6.857%, 6/1/2007	4,454	4,490

		30,618

Total U.S. Government and Agency Obligations
(Cost $389,168)		380,879

Corporate Bonds (51.3%)
Asset-Backed Securities (6.5%)
Aesop Funding II LLC
(1)(2) 3.950%, 4/20/2008	21,800	21,437
American Express Credit Account Master Trust
(1) 4.350%, 12/15/2011	12,000	11,838
BMW Vehicle Owner Trust
(1) 4.280%, 2/25/2010	25,655	25,357
Banc of America Commercial Mortgage, Inc.
(1) 5.182%, 9/10/2047	9,180	9,276
Bank One Issuance Trust
(1) 3.590%, 5/17/2010	25,000	24,526
Bear Stearns Commercial Mortgage Securities, Inc.
(1) 4.871%, 9/11/2042	9,500	9,351
(1) 5.156%, 10/12/2042	14,945	15,091
Capital Auto Receivables Asset Trust
(1) 2.960%, 1/15/2008	27,160	26,820
(1) 3.750%, 7/15/2009	20,000	19,514
Capital One Master Trust
(1) 4.600%, 8/17/2009	7,225	7,218
Capital One Prime Auto Receivables Trust
(1) 3.690%, 6/15/2010	15,740	15,400
CarMax Auto Owner Trust
(1) 2.660%, 5/15/2008	6,553	6,493
Chase Credit Card Master Trust
(1)(3) 4.399%, 5/15/2009	16,280	16,293
Chase Manhattan Auto Owner Trust
(1) 2.570%, 2/16/2010	11,360	11,089
Citibank Credit Card Issuance Trust
(1) 2.900%, 5/17/2010	8,500	8,147
(1) 4.550%, 6/20/2017	15,000	14,502
Citigroup Mortgage Loan Trust, Inc.
(1) 4.693%, 4/25/2035	18,877	18,736
Citigroup/Deutsche Bank Commercial Mortgage
(1) 5.225%, 7/15/2044	20,000	20,309
Commercial Mortgage Pass Through Certificates
(1) 5.116%, 6/10/2044	20,000	19,944
Connecticut RRB Special Purpose Trust
(1) 6.210%, 12/30/2011	12,870	13,542
Fleet Credit Card Master Trust II
(1)(3) 4.519%, 8/15/2008	21,995	21,999
Ford Credit Auto Owner Trust
(1) 3.540%, 11/15/2008	9,780	9,570
GE Business Loan Trust
(1)(2) 4.378%, 6/15/2033	13,329	12,954
GE Capital Credit Card Master Note Trust
(1)(3) 4.419%, 6/15/2010	10,115	10,123
GE Dealer Floor Plan Master Note Trust
(1)(3) 4.420%, 7/20/2008	10,000	9,989
GS Mortgage Securities Corp. II
(1) 4.751%, 7/10/2039	20,000	19,629
GSR Mortgage Loan Trust
(1) 4.636%, 4/25/2035	18,663	18,651
Greenwich Capital Commercial Funding Corp.
(1) 4.533%, 1/5/2036	20,000	19,601
(1) 5.224%, 4/10/2037	17,000	17,173
Honda Auto Receivables Owner Trust
(1) 2.400%, 2/21/2008	27,360	27,036
(1) 3.280%, 2/18/2010	10,200	9,843
Impac CMB Trust
(1)(3) 4.619%, 8/25/2035	10,000	10,026
JPMorgan Chase Commercial Mortgage Securities
(1) 5.179%, 12/15/2044	12,610	12,760
John Deere Owner Trust
(1) 2.320%, 12/17/2007	17,625	17,443
Massachusetts RRB Special Purpose Trust
(1) 3.780%, 9/15/2010	10,660	10,490
Merrill Lynch Mortgage Trust
(1) 5.047%, 7/12/2038	20,000	19,963
Morgan Stanley Capital I
(1) 5.230%, 9/15/2042	13,525	13,650
(1) 4.540%, 7/15/2056	20,000	19,512
Nissan Auto Receivables Owner Trust
(1) 2.700%, 12/17/2007	16,435	16,259
(1) 2.610%, 7/15/2008	9,437	9,319
(1)(3) 4.409%, 3/15/2010	18,220	18,231
Onyx Acceptance Auto Trust
(1) 2.660%, 5/17/2010	9,624	9,429
(1) 3.910%, 9/15/2011	25,000	24,513
Providian Gateway Master Trust
(1)(2)(3) 4.559%, 7/15/2010	20,250	20,255
USAA Auto Owner Trust
(1) 2.670%, 10/15/2010	5,000	4,858
(1) 4.130%, 11/15/2011	12,010	11,817
Wachovia Bank Commercial Mortgage Trust
(1) 5.118%, 7/15/2042	20,000	20,047
Wells Fargo Mortgage Backed Securities Trust
(1) 4.552%, 2/25/2035	9,671	9,543
Whole Auto Loan Trust
(1) 3.040%, 4/15/2009	29,157	28,816
World Omni Auto Receivables Trust
(1) 3.820%, 11/12/2011	4,625	4,516

		772,898

Finance (20.4%)
Banking (11.5%)
Associates Corp. of North America
6.250%, 11/1/2008	25,000	25,899
BB&T Corp.
6.500%, 8/1/2011	25,000	26,857
4.750%, 10/1/2012	16,000	15,788
5.250%, 11/1/2019	19,000	18,809
Banc One Corp.
2.625%, 6/30/2008	15,000	14,211
7.750%, 7/15/2025	25,000	30,961
Bank of America Corp.
3.250%, 8/15/2008	14,750	14,192
3.375%, 2/17/2009	27,000	25,860
4.875%, 1/15/2013	43,100	42,675
5.375%, 6/15/2014	25,525	26,013
Bank of Montreal
7.800%, 4/1/2007	5,035	5,224
Bank of New York Co., Inc.
5.200%, 7/1/2007	35,000	35,182
Citicorp
6.650%, 12/15/2010	25,000	26,831
Citigroup, Inc.
5.000%, 3/6/2007	22,000	22,064
4.125%, 2/22/2010	12,000	11,664
6.625%, 6/15/2032	9,000	10,212
6.000%, 10/31/2033	15,000	15,777
5.850%, 12/11/2034	15,000	15,714
Credit Suisse First Boston USA, Inc.
4.625%, 1/15/2008	21,300	21,201
6.500%, 1/15/2012	18,800	20,108
5.125%, 1/15/2014	23,825	23,750
4.875%, 1/15/2015	32,500	31,716
7.125%, 7/15/2032	13,300	16,151
Deutsche Bank Financial LLC
5.375%, 3/2/2015	8,250	8,358
Fifth Third Bank
4.200%, 2/23/2010	33,000	32,215
HBOS Treasury Services PLC
(2) 3.625%, 7/23/2007	13,000	12,784
(2) 3.750%, 9/30/2008	11,400	11,077
(2) 4.000%, 9/15/2009	10,000	9,712
(2) 6.000%, 11/1/2033	19,000	20,095
HSBC Bank USA
4.625%, 4/1/2014	13,100	12,605
5.875%, 11/1/2034	21,000	21,399
HSBC Holdings PLC
7.625%, 5/17/2032	15,800	19,723
Huntington National Bank
4.375%, 1/15/2010	16,000	15,576
J.P. Morgan, Inc.
5.750%, 10/15/2008	20,000	20,410
6.250%, 1/15/2009	20,000	20,728
JPMorgan Chase & Co.
5.500%, 3/26/2007	5,000	5,042
3.500%, 3/15/2009	12,000	11,515
5.750%, 1/2/2013	14,000	14,469
5.125%, 9/15/2014	9,665	9,552
Mellon Bank NA
7.375%, 5/15/2007	4,720	4,877
Mellon Funding Corp.
5.000%, 12/1/2014	12,000	11,903
Mizuho Finance (Cayman)
(2) 5.790%, 4/15/2014	32,000	33,226
National Australia Bank
(2) 4.800%, 4/6/2010	21,000	20,871
National City Bank of Pennsylvania
7.250%, 10/21/2011	22,000	24,637
National Westminster Bank PLC
7.375%, 10/1/2009	29,825	32,231
Northern Trust Co.
4.600%, 2/1/2013	10,000	9,832
Overseas Chinese Banking Corp.
(2) 7.750%, 9/6/2011	8,870	9,971
PNC Bank NA
5.250%, 1/15/2017	16,000	15,982
Regions Financial Corp.
7.000%, 3/1/2011	25,000	27,294
Republic New York Corp.
5.875%, 10/15/2008	15,000	15,348
Royal Bank of Scotland Group PLC
6.400%, 4/1/2009	14,000	14,603
5.000%, 10/1/2014	18,975	18,824
Sanwa Bank Ltd.
8.350%, 7/15/2009	3,570	3,949
7.400%, 6/15/2011	22,000	24,112
Sovereign Bancorp, Inc.
(2) 4.800%, 9/1/2010	6,265	6,142
SunTrust Banks, Inc.
5.050%, 7/1/2007	20,000	20,061
6.375%, 4/1/2011	15,000	15,923
UFJ Finance Aruba AEC
6.750%, 7/15/2013	20,000	21,854
US Bancorp
5.100%, 7/15/2007	17,000	17,071
US Bank NA
3.900%, 8/15/2008	20,000	19,530
6.375%, 8/1/2011	25,000	26,657
4.950%, 10/30/2014	12,400	12,274
Wachovia Bank NA
4.800%, 11/1/2014	19,640	19,165
Wachovia Corp.
6.000%, 10/30/2008	15,000	15,433
4.875%, 2/15/2014	19,250	18,848
5.250%, 8/1/2014	5,860	5,871
6.605%, 10/1/2025	15,000	16,654
Washington Mutual, Inc.
5.250%, 9/15/2017	38,000	37,112
Wells Fargo & Co.
5.125%, 2/15/2007	5,020	5,043
3.500%, 4/4/2008	17,000	16,538
3.125%, 4/1/2009	12,400	11,765
7.550%, 6/21/2010	25,000	27,531
World Savings Bank, FSB
4.125%, 3/10/2008	20,000	19,715
4.500%, 6/15/2009	6,000	5,923
4.125%, 12/15/2009	16,000	15,543
Brokerage (2.1%)
Bear Stearns Co., Inc.
3.250%, 3/25/2009	15,500	14,720
Goldman Sachs Group, Inc.
3.875%, 1/15/2009	30,000	29,097
5.250%, 10/15/2013	29,400	29,355
6.125%, 2/15/2033	12,200	12,843
Lehman Brothers Holdings, Inc.
3.600%, 3/13/2009	8,970	8,624
4.800%, 3/13/2014	15,000	14,639
Merrill Lynch & Co., Inc.
4.125%, 1/15/2009	27,125	26,517
5.000%, 2/3/2014	15,000	14,830
Morgan Stanley Dean Witter
3.875%, 1/15/2009	36,000	34,936
5.300%, 3/1/2013	37,925	38,117
7.250%, 4/1/2032	27,100	32,574
Finance Companies (2.7%)
American Express Centurion Bank
4.375%, 7/30/2009	11,500	11,297
American General Finance Corp.
5.750%, 3/15/2007	20,000	20,189
4.500%, 11/15/2007	5,000	4,960
2.750%, 6/15/2008	15,100	14,325
4.000%, 3/15/2011	12,000	11,335
CIT Group, Inc.
7.375%, 4/2/2007	40,000	41,184
7.750%, 4/2/2012	10,100	11,449
General Electric Capital Corp.
5.000%, 6/15/2007	24,000	24,051
(3) 4.561%, 6/22/2007	11,800	11,811
7.375%, 1/19/2010	10,000	10,869
8.125%, 5/15/2012	10,000	11,582
5.450%, 1/15/2013	25,550	26,128
6.750%, 3/15/2032	34,050	40,136
Household Finance Corp.
5.750%, 1/30/2007	23,000	23,208
4.625%, 1/15/2008	13,700	13,639
4.750%, 7/15/2013	12,225	11,847
Wells Fargo Financial
5.500%, 8/1/2012	34,100	35,076
Insurance (3.4%)
ACE Ltd.
6.000%, 4/1/2007	30,000	30,365
Allstate Corp.
5.375%, 12/1/2006	5,000	5,023
7.500%, 6/15/2013	20,000	22,871
Allstate Life Global Funding
4.250%, 2/26/2010	13,000	12,634
American International Group, Inc.
(3) 2.875%, 5/15/2008	14,250	13,602
(3) 4.250%, 5/15/2013	14,250	13,511
Chubb Corp.
6.000%, 11/15/2011	4,500	4,689
Cincinnati Financial Corp.
6.920%, 5/15/2028	11,750	13,372
Equitable Cos., Inc.
6.500%, 4/1/2008	10,000	10,331
Hartford Life, Inc.
7.375%, 3/1/2031	26,000	31,865
Liberty Mutual Insurance Co.
(2) 8.500%, 5/15/2025	21,665	26,291
MBIA, Inc.
7.000%, 12/15/2025	19,500	22,297
Met Life Global Funding
(2) 4.625%, 8/19/2010	15,000	14,721
MetLife, Inc.
5.250%, 12/1/2006	25,000	25,085
Metropolitan Life Insurance Co.
(2) 7.800%, 11/1/2025	25,000	30,983
Nationwide Life Global Funding
(2) 5.350%, 2/15/2007	25,000	25,157
New York Life Insurance
(2) 5.875%, 5/15/2033	27,500	28,913
Protective Life Secured Trust
3.700%, 11/24/2008	9,985	9,666
Prudential Financial, Inc.
5.100%, 9/20/2014	12,000	11,922
4.750%, 6/13/2015	21,000	20,236
Travelers Property Casualty Corp.
5.000%, 3/15/2013	6,200	6,081
6.375%, 3/15/2033	6,680	7,051
XL Capital Ltd.
5.250%, 9/15/2014	16,000	15,733
Financial Other (0.7%)
Aiful Corp.
(2) 5.000%, 8/10/2010	9,890	9,738
Berkshire Hathaway Finance Corp.
4.125%, 1/15/2010	48,255	46,863
SovRisc BV
(2) 4.625%, 10/31/2008	25,000	24,958

		2,427,728

Industrial (20.7%)
Basic Industry (2.8%)
Alcan, Inc.
4.875%, 9/15/2012	10,500	10,271
4.500%, 5/15/2013	22,300	21,230
Alcoa, Inc.
6.500%, 6/1/2011	45,000	48,053
BHP Billiton Finance
4.800%, 4/15/2013	33,500	32,807
Dow Chemical Co.
5.750%, 12/15/2008	50,000	51,141
E.I. du Pont de Nemours & Co.
6.750%, 9/1/2007	25,000	25,772
3.375%, 11/15/2007	5,000	4,872
4.125%, 3/6/2013	27,200	25,680
International Paper Co.
7.625%, 1/15/2007	15,000	15,381
(3) 5.850%, 10/30/2012	18,300	18,593
Monsanto Co.
(2) 5.500%, 8/15/2025	9,550	9,272
5.500%, 7/30/2035	15,000	14,390
PPG Industries, Inc.
6.875%, 2/15/2012	7,017	7,635
Praxair, Inc.
6.375%, 4/1/2012	25,000	26,844
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	15,000	14,111
Weyerhaeuser Co.
5.950%, 11/1/2008	4,264	4,354
Capital Goods (2.9%)
Boeing Capital Corp.
5.750%, 2/15/2007	9,000	9,084
4.750%, 8/25/2008	10,470	10,437
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	12,800	12,512
2.700%, 7/15/2008	11,800	11,198
Caterpillar, Inc.
6.550%, 5/1/2011	5,000	5,402
6.625%, 7/15/2028	6,000	6,952
6.950%, 5/1/2042	15,000	18,489
Deere & Co.
7.850%, 5/15/2010	6,000	6,657
General Dynamics Corp.
3.000%, 5/15/2008	11,400	10,925
4.250%, 5/15/2013	41,100	39,285
Goodrich Corp.
6.800%, 2/1/2018	7,135	7,741
7.000%, 4/15/2038	5,250	6,046
Illinois Tool Works, Inc.
5.750%, 3/1/2009	25,000	25,723
John Deere Capital Corp.
4.500%, 8/22/2007	10,000	9,932
4.625%, 4/15/2009	15,000	14,845
7.000%, 3/15/2012	25,000	27,545
Minnesota Mining & Manufacturing Corp.
6.375%, 2/15/2028	25,000	28,338
PACTIV Corp.
8.125%, 6/15/2017	20,000	22,710
The Boeing Co.
6.625%, 2/15/2038	20,950	24,524
Tyco International Group SA
6.000%, 11/15/2013	20,800	21,264
United Technologies Corp.
7.125%, 11/15/2010	25,000	27,322
6.350%, 3/1/2011	5,000	5,296
Communications (5.0%)
AT&T Wireless Services, Inc.
8.750%, 3/1/2031	27,000	35,759
BellSouth Corp.
6.000%, 10/15/2011	31,000	32,232
6.000%, 11/15/2034	34,000	34,050
Chesapeake & Potomac Telephone Co.
7.875%, 1/15/2022	16,000	18,104
Comcast Cable Communications, Inc.
6.200%, 11/15/2008	5,250	5,398
6.750%, 1/30/2011	10,000	10,591
Comcast Corp.
5.300%, 1/15/2014	21,000	20,593
Deutsche Telekom International Finance
(3) 8.000%, 6/15/2010	7,000	7,810
(3) 8.250%, 6/15/2030	39,200	50,684
France Telecom
(3) 7.750%, 3/1/2011	24,000	26,895
(3) 8.500%, 3/1/2031	20,800	28,045
GTE California Inc.
6.700%, 9/1/2009	25,000	25,762
Gannett Co., Inc.
4.125%, 6/15/2008	14,000	13,665
6.375%, 4/1/2012	25,000	25,882
Michigan Bell Telephone Co.
7.850%, 1/15/2022	25,000	28,631
New Jersey Bell Telephone Co.
8.000%, 6/1/2022	14,585	16,629
New York Times Co.
5.350%, 4/16/2007	10,000	10,039
News America Inc.
5.300%, 12/15/2014	5,000	4,974
6.200%, 12/15/2034	11,000	10,914
SBC Communications, Inc.
6.250%, 3/15/2011	15,500	16,209
Sprint Capital Corp.
8.750%, 3/15/2032	10,200	13,483
Telecom Italia Capital
4.950%, 9/30/2014	7,000	6,711
5.250%, 10/1/2015	7,500	7,275
6.000%, 9/30/2034	16,750	16,159
Telefonica Europe BV
7.750%, 9/15/2010	25,000	27,394
Univision Communications, Inc.
3.500%, 10/15/2007	10,000	9,697
Verizon Global Funding Corp.
4.375%, 6/1/2013	14,500	13,692
Verizon Virginia, Inc.
4.625%, 3/15/2013	10,800	10,005
Verizon Wireless Capital
5.375%, 12/15/2006	10,000	10,039
Vodafone Group PLC
5.375%, 1/30/2015	11,250	11,275
Washington Post Co.
5.500%, 2/15/2009	50,000	50,810
Consumer Cyclicals (2.0%)
CVS Corp.
4.875%, 9/15/2014	12,000	11,629
Home Depot Inc.
3.750%, 9/15/2009	12,000	11,581
Lowe's Cos., Inc.
5.000%, 10/15/2015	28,125	28,180
McDonald's Corp.
5.750%, 3/1/2012	10,000	10,412
Target Corp.
6.350%, 1/15/2011	16,500	17,554
5.875%, 3/1/2012	31,000	32,632
Time Warner, Inc.
6.150%, 5/1/2007	20,000	20,250
6.875%, 5/1/2012	10,000	10,657
Viacom Inc.
7.700%, 7/30/2010	26,740	28,941
7.875%, 7/30/2030	5,760	6,525
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	10,000	9,961
6.875%, 8/10/2009	50,000	53,217
Consumer Noncyclicals (4.8%)
Abbott Laboratories
4.350%, 3/15/2014	20,000	19,247
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	31,125	32,523
7.500%, 3/15/2012	5,000	5,660
Archer-Daniels-Midland Co.
8.875%, 4/15/2011	5,325	6,274
7.125%, 3/1/2013	6,200	6,927
5.935%, 10/1/2032	5,000	5,168
Becton, Dickinson & Co.
4.550%, 4/15/2013	25,900	25,282
Bestfoods
6.625%, 4/15/2028	25,000	28,624
CIGNA Corp.
7.000%, 1/15/2011	4,900	5,292
Clorox Co.
4.200%, 1/15/2010	14,535	14,089
Coca-Cola Co.
5.750%, 3/15/2011	45,000	46,836
Coca-Cola Enterprises Inc.
5.750%, 11/1/2008	25,000	25,574
Diageo Capital PLC
3.500%, 11/19/2007	10,400	10,139
3.375%, 3/20/2008	30,200	29,231
Eli Lilly & Co.
6.000%, 3/15/2012	10,000	10,579
General Mills, Inc.
5.125%, 2/15/2007	25,000	25,047
Gillette Co.
4.125%, 8/30/2007	5,000	4,939
GlaxoSmithKline Capital Inc.
4.375%, 4/15/2014	10,000	9,584
5.375%, 4/15/2034	16,055	16,232
Hershey Foods Corp.
6.950%, 3/1/2007	13,000	13,319
Johnson & Johnson
3.800%, 5/15/2013	19,895	18,823
6.730%, 11/15/2023	15,000	17,964
Kimberly-Clark Corp.
6.250%, 7/15/2018	25,000	27,435
Kraft Foods, Inc.
5.625%, 11/1/2011	22,625	23,146
Pepsi Bottling Holdings Inc.
(2) 5.625%, 2/17/2009	4,030	4,123
Pepsico, Inc.
3.200%, 5/15/2007	18,000	17,651
Pfizer, Inc.
4.500%, 2/15/2014	12,000	11,734
Procter & Gamble Co.
4.750%, 6/15/2007	20,000	20,007
4.300%, 8/15/2008	13,000	12,874
6.450%, 1/15/2026	25,000	28,392
Procter & Gamble Co. ESOP
(1) 9.360%, 1/1/2021	25,000	32,471
Schering-Plough Corp.
(3) 5.550%, 12/1/2013	16,985	17,318
Energy (1.9%)
Amoco Corp.
6.500%, 8/1/2007	5,000	5,143
Anadarko Petroleum Corp.
3.250%, 5/1/2008	10,800	10,432
BP Capital Markets America
4.200%, 6/15/2018	6,300	5,705
Burlington Resources, Inc.
6.500%, 12/1/2011	25,000	27,062
ChevronTexaco Capital Co.
3.500%, 9/17/2007	22,000	21,561
Devon Financing Corp.
7.875%, 9/30/2031	15,000	19,112
Encana Corp.
6.500%, 8/15/2034	15,000	16,823
Halliburton Co.
5.500%, 10/15/2010	15,400	15,762
Phillips Petroleum Co.
7.000%, 3/30/2029	11,500	13,817
Suncor Energy, Inc.
5.950%, 12/1/2034	28,000	29,860
Texaco Capital, Inc.
8.625%, 4/1/2032	25,000	36,245
Valero Energy Corp.
7.500%, 4/15/2032	16,600	20,075
Technology (0.5%)
Hewlett-Packard Co.
3.625%, 3/15/2008	10,800	10,534
International Business Machines Corp.
4.250%, 9/15/2009	5,000	4,898
4.750%, 11/29/2012	5,000	4,955
7.000%, 10/30/2025	25,000	29,528
Pitney Bowes, Inc.
4.750%, 5/15/2018	10,000	9,564
Transportation (0.2%)
CSX Corp.
6.750%, 3/15/2011	4,820	5,165
Norfolk Southern Corp.
6.200%, 4/15/2009	15,000	15,546
Industrial Other (0.6%)
Dover Corp.
4.875%, 10/15/2015	20,000	19,651
Eaton Corp.
5.750%, 7/15/2012	15,600	16,251
6.500%, 6/1/2025	10,000	11,159
5.250%, 6/15/2035	14,500	14,183
Stanley Works
3.500%, 11/1/2007	5,000	4,884

		2,463,997

Utilities (3.7%)
Electric (3.7%)
Boston Edison Co.
4.875%, 10/15/2012	20,800	20,659
Commonwealth Edison Co.
6.150%, 3/15/2012	20,000	20,574
Consolidated Edison, Inc.
5.625%, 7/1/2012	16,205	16,894
4.875%, 2/1/2013	9,700	9,604
3.850%, 6/15/2013	6,000	5,560
Duke Energy Corp.
6.250%, 1/15/2012	20,000	21,135
Exelon Corp.
6.750%, 5/1/2011	17,500	18,611
Florida Power & Light Co.
4.850%, 2/1/2013	12,000	11,898
5.625%, 4/1/2034	5,000	5,061
Florida Power Corp.
6.650%, 7/15/2011	25,000	26,958
Georgia Power Co.
4.875%, 7/15/2007	25,000	25,044
5.125%, 11/15/2012	5,000	5,032
Kentucky Utilities Co.
7.920%, 5/15/2007	5,000	5,136
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/2012	40,000	44,618
4.750%, 3/1/2014	12,000	11,774
Oklahoma Gas & Electric Co.
6.500%, 4/15/2028	10,000	11,221
PECO Energy Co.
4.750%, 10/1/2012	12,000	11,794
PacifiCorp
6.625%, 6/1/2007	10,000	10,224
SCANA Corp.
6.875%, 5/15/2011	25,000	27,114
6.250%, 2/1/2012	28,930	30,658
Southern California Edison Co.
5.000%, 1/15/2014	11,800	11,690
United Electric Distribution
(2) 4.700%, 4/15/2011	3,875	3,804
Virginia Electric & Power Co.
5.375%, 2/1/2007	45,500	45,667
4.750%, 3/1/2013	16,350	15,873
Wisconsin Power & Light Co.
5.700%, 10/15/2008	12,650	12,900
Wisconsin Public Service
6.125%, 8/1/2011	8,000	8,429

		437,932

Total Corporate Bonds
(Cost $6,020,053)		6,102,555

Sovereign Bonds (U.S. Dollar-Denominated) (6.5%)

African Development Bank
4.500%, 1/15/2009	22,500	22,437
3.750%, 1/15/2010	6,400	6,193
Asian Development Bank
4.500%, 9/4/2012	40,000	40,128
BK Nederlandse Gemeenten
6.000%, 3/26/2012	50,000	53,083
European Investment Bank
3.500%, 3/14/2008	26,000	25,421
4.000%, 3/3/2010	20,000	19,453
4.625%, 5/15/2014	54,000	54,190
4.625%, 10/20/2015	15,000	14,931
Inter-American Development Bank
3.375%, 3/17/2008	30,000	29,307
International Bank for Reconstruction & Development
4.125%, 6/24/2009	11,800	11,648
Japan Bank International
4.750%, 5/25/2011	35,000	35,014
Kingdom of Spain
(2) 3.375%, 10/28/2009	15,000	14,330
Kreditanstalt fur Wiederaufbau
3.375%, 1/23/2008	60,000	58,514
3.500%, 3/14/2008	18,000	17,569
3.250%, 3/30/2009	18,000	17,307
4.125%, 10/15/2014	22,000	21,154
Landwirtschaftliche Rentenbank
4.125%, 7/15/2008	67,000	66,053
Oesterreichische Kontrollbank
4.250%, 10/6/2010	15,000	14,777
4.500%, 3/9/2015	17,000	16,819
Province of British Columbia
5.375%, 10/29/2008	9,500	9,707
Province of Manitoba
4.450%, 4/12/2010	20,000	19,739
Province of New Brunswick
3.500%, 10/23/2007	4,600	4,514
Province of Ontario
^ 5.125%, 7/17/2012	25,000	25,642
^ 4.500%, 2/3/2015	40,000	39,123
Province of Quebec
6.125%, 1/22/2011	19,500	20,574
Quebec Hydro Electric
6.300%, 5/11/2011	50,000	52,918
Republic of Finland
4.750%, 3/6/2007	6,000	6,021
Republic of Italy
2.750%, 12/15/2006	14,450	14,240
5.625%, 6/15/2012	40,000	41,784

Total Sovereign Bonds
(Cost $777,510)		772,590

Taxable Municipal Bonds (1.0%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	9,675	9,477
5.100%, 6/1/2033	52,000	51,112
Oregon School Board Assn. GO
4.759%, 6/30/2028	15,000	14,072
Southern California Public Power Auth
6.930%, 5/15/2017	30,000	35,174
Wisconsin Public Service Rev
5.700%, 5/1/2026	9,000	9,539

Total Taxable Municipal Bonds
(Cost $118,279)		119,374

	Shares

Common Stocks (37.2%)

Consumer Staples (3.8%)
Altria Group, Inc.	1,855,000	138,605
Kellogg Co.	2,241,300	96,869
Kimberly-Clark Corp.	1,405,900	83,862
General Mills, Inc.	981,800	48,422
Campbell Soup Co.	1,508,200	44,899
H.J. Heinz Co.	1,244,900	41,978

		454,635

Energy (4.9%)
ExxonMobil Corp.	4,028,926	226,305
ConocoPhillips Co.	2,986,800	173,772
BP PLC ADR	1,543,608	99,130
Royal Dutch Shell PLC ADR Class B	669,256	43,187
Royal Dutch Shell PLC ADR Class A	684,900	42,114

		584,508

Financials (11.5%)
Citigroup, Inc.	4,355,100	211,353
Bank of America Corp.	4,570,400	210,924
SunTrust Banks, Inc.	1,673,200	121,742
PNC Financial Services Group	1,931,200	119,406
UBS AG	1,036,000	98,575
JPMorgan Chase & Co.	2,407,300	95,546
National City Corp.	2,499,400	83,905
Regency Centers Corp. REIT	1,095,900	64,603
Wells Fargo & Co.	979,200	61,523
U.S. Bancorp	1,948,900	58,252
The Chubb Corp.	561,500	54,830
Wachovia Corp.	842,200	44,518
Comerica, Inc.	634,600	36,020
Washington Mutual, Inc.	680,500	29,602
MBNA Corp.	1,042,900	28,315
The Allstate Corp.	400,000	21,628
KKR Financial Corp. REIT	590,200	14,159
General Growth Properties Inc. REIT	278,410	13,082

		1,367,983

Health Care (1.9%)
Wyeth	2,426,100	111,770
Abbott Laboratories	1,467,900	57,879
AstraZeneca Group PLC ADR	492,200	23,921
Baxter International, Inc.	500,800	18,855
Pfizer Inc.	409,100	9,540

		221,965

Industrials (2.0%)
General Electric Co.	3,199,800	112,153
Caterpillar, Inc.	1,933,300	111,687
Pitney Bowes, Inc.	247,900	10,474

		234,314

Materials (4.0%)
Dow Chemical Co.	2,801,900	122,779
E.I. du Pont de Nemours & Co.	2,487,000	105,697
Weyerhaeuser Co.	1,006,800	66,791
PPG Industries, Inc.	1,084,900	62,816
Air Products & Chemicals, Inc.	700,100	41,439
International Paper Co.	1,030,000	34,618
Lyondell Chemical Co.	1,000,000	23,820
Alcoa Inc.	400,000	11,828

		469,788

Telecommunications Services (3.2%)
AT&T Inc.	8,506,065	208,313
BellSouth Corp.	3,589,900	97,286
Verizon Communications Inc.	2,631,500	79,261

		384,860

Utilities (5.9%)
FPL Group, Inc.	4,609,800	191,583
Dominion Resources, Inc.	1,274,600	98,399
Exelon Corp.	1,400,100	74,401
Consolidated Edison Inc.	1,240,600	57,477
Southern Co.	1,541,600	53,231
PPL Corp.	1,630,000	47,922
Cinergy Corp.	1,000,000	42,460
SCANA Corp.	1,045,900	41,187
Puget Energy, Inc.	1,754,400	35,825
Constellation Energy Group, Inc.	431,400	24,849
Entergy Corp.	289,900	19,902
Public Service Enterprise Group, Inc.	200,000	12,994

		700,230

Total Common Stocks
(Cost $3,554,483)	4,418,283

Temporary Cash Investments (0.4%)

	Shares

Money Market Fund (0.3%)
** Vanguard Market Liquidity Fund, 4.274%	39,700,260	39,700

	Face
	Amount
	($000)

Repurchase Agreement (0.1%)
Bank America
4.300%, 1/3/2006
(Dated 12/30/2005, Repurchase
Value $12,006,000 collateralized
by Federal National Mortgage
Assn., 5.000%, 3/1/2035)	12,000	12,000

Total Temporary Cash Investments
(Cost $51,700)		51,700

Total Investments (99.6%)
(Cost $10,911,193)		11,845,381

Other Assets and Liabilities—Net (0.4%)		48,046

Net Assets (100%)		11,893,427

           ^Part of security position is on loan to broker/dealers.
           **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
           †The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
           (1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
           (2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $370,813,000, representing 3.1% of net assets.
           (3)Adjustable-rate note.
           ADR - American Depositary Receipt.
           GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2005, the cost of investment securities for tax purposes was $10,911,193,000. Net unrealized appreciation of investment securities for tax purposes was $934,188,000, consisting of unrealized gains of $1,074,946,000 on securities that had risen in value since their purchase and $140,758,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.